Taxes (Policies)	12 Months Ended
Dec. 31, 2022
Accounting policy for income taxes

Accounting policy for income taxes

The Company calculates income taxes in accordance with current legislation that are enacted or substantively enacted, based on the taxable income calculated in accordance with relevant legislation, applying rates in effect at the end of the reporting. Income tax expense for the period includes current and deferred taxes, recognized in the statement of income of the period, except when the tax arises from a transaction or event which is recognized directly in equity.

Income taxes expenses on profits arising from subsidiaries abroad are accounted for in the statement of income using the same income tax rates as used in Brazil, adjusted by dividends and results of equity-accounted investments.

a)	Current income taxes

Current income taxes are offset when they relate to income taxes levied on the same taxable entity and by the same tax authority, when there is a legal right and the entity has the intention to set off current tax assets and current tax liabilities, simultaneously.

Uncertain tax treatments are periodically assessed, considering the probability of acceptance by the tax authority.

b)	Deferred income taxes

Deferred income taxes are generally recognized on temporary differences between the tax base of an asset or liability and its carrying amount. They are measured at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled.

Deferred tax assets are recognized for all deductible temporary differences and carryforward of unused tax losses or credits to the extent that it is probable that taxable profit will be available against which those deductible temporary differences can be utilized. When there are insufficient taxable temporary differences relating to the same taxation authority and the same taxable entity, a deferred tax is recognized to the extent that it is probable that the entity will have sufficient taxable profit in future periods, based on projections approved by management and supported by the Company’s Strategic Plan.

Deferred tax assets and deferred tax liabilities are offset when they relate to income taxes levied on the same taxable entity, when a legally enforceable right to set off current tax assets and current tax liabilities exists and when the deferred tax assets and deferred tax liabilities relate to taxes levied by the same tax authority on the same taxable entity.

16.2.	Other taxes

	Current assets		Non-current assets		Current liabilities		Non-current liabilities (*)
	12.31.2022	12.31.2021	12.31.2022	12.31.2021	12.31.2022	12.31.2021	12.31.2022	12.31.2021
Taxes in Brazil
Current / Non-current ICMS (VAT)	716	665	473	379	699	995	-	-
Current / Non-current PIS and COFINS (**)	378	418	2,362	2,030	28	499	89	45
Claim to recover PIS and COFINS	-	-	657	594	-	-	-	-
CIDE	1	6	-	-	5	42	-	-
Production taxes	-	-	-	-	1,996	2,147	114	21
Withholding income taxes	-	-	-	-	149	86	-	-
Tax Settlement Program	-	-	-	-	9	67	7	6
Others	40	48	273	249	143	142	83	70
Total in Brazil	1,135	1,137	3,765	3,252	3,029	3,978	293	142
Taxes abroad	7	46	13	9	19	23	-	-
Total	1,142	1,183	3,778	3,261	3,048	4,001	293	142
(*) Other non-current taxes are classified as other non-current liabilities.
(**) As of December 31, 2022, it includes US$ 5 (US$ 104 as of December 31, 2021) related to exclusion of ICMS (VAT tax) in the basis of calculation of sales taxes PIS and COFINS (contributions for the social security).

Current and non-current ICMS (VAT) credits arise from requests for extemporaneous and overpaid tax, offset in accordance with the legislation of each state. They also arise on the acquisition of assets for property, plant and equipment, which are offset in a straight line over 4 years.

Current and non-current PIS/COFINS credits mainly refer to the acquisition of goods and services for assets under construction, since their use is permitted only after these assets enter into production, as well as to extemporaneous tax credits.

Production taxes are financial compensation due to the Brazilian Federal Government by companies that explore and produce oil and natural gas in Brazilian territory. They are composed of royalties, special participations, signature bonuses and payment for retention or occupation of area.

Claim to recover PIS and COFINS

The Company filed four civil lawsuits, in the Regional Federal Court of the Second Region, against the Brazilian Federal Government, claiming to recover PIS and COFINS paid over finance income and foreign exchange variation gains, from February 1999 to January 2004.

The court granted to the Company, in all the lawsuits, the definitive right to recover those taxes. Two lawsuits have resulted in judicialized debts (precatórios) in the amounts claimed by the Company. Regarding the two remaining cases, both had rulings by the court favorable to the Company and, in one of them, the Brazilian Federal Government has already expressed its agreement and there was a decision in favor of the Company, still subject to appeal. Regarding the other lawsuit, there is no court decision at this point.

As of December 31, 2022, the Company had non-current receivables of US$ 657 (US$ 594 as of December 31, 2021) related to PIS and COFINS, which are indexed to inflation.